Long-Term Debt - First Lien Term Loans Narrative (Detail)	Aug. 18, 2014 USD ($) Loan	Mar. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Debt Instrument [Line Items]
Debt, face amount		$ 598,999,000	$ 628,813,000	$ 545,000,000
Repayment of principal in 2015			43,264,000
First Lien Notes [Member]
Debt Instrument [Line Items]
Debt, face amount		272,438,000	280,813,000
First Lien Notes [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount	$ 285,000,000
Number of Term Loans | Loan	2
Basis point increase in event of default	2.00%
Capital expenditures limit	$ 2,500,000
Debt covenant, EBITDA for trailing four-quarters	50,000,000
First Lien Notes [Member] | Debt Refinance [Member] | Third Party Cost [Member]
Debt Instrument [Line Items]
Debt issuance cost	26,100,000
First Lien Term Loan, Tranche A [Member]
Debt Instrument [Line Items]
Debt, face amount		98,750,000	106,250,000
Repayment of principal in 2015		10,000,000
Repayment of principal in 2016		25,000,000	25,000,000
Repayment of principal in 2017		25,000,000	25,000,000
Repayment of principal in 2018		38,750,000	38,750,000
Repayment of principal in 2019		0	0
Repayment of principal in 2015			17,500,000
First Lien Term Loan, Tranche A [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount	110,000,000
Unamortized discount	$ 2,200,000
Repayment of principal in 2015		15,000,000
Repayment of principal in 2016		25,000,000	25,000,000
Repayment of principal in 2017		25,000,000	25,000,000
Repayment of principal in 2018		45,000,000	45,000,000
Variable interest rate	One-month LIBOR
Floor rate	1.00%
Basis points	7.00%
Repayment of principal in 2015			15,000,000
First Lien Term Loan, Tranche B [Member]
Debt Instrument [Line Items]
Debt, face amount		173,688,000	174,563,000
Repayment of principal in 2015		875,000
Repayment of principal in 2016		1,750,000	1,750,000
Repayment of principal in 2017		1,750,000	1,750,000
Repayment of principal in 2018		1,750,000	1,750,000
Repayment of principal in 2019		$ 167,563,000	167,563,000
Repayment of principal in 2015			$ 1,750,000
First Lien Term Loan, Tranche B [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount	$ 175,000,000
Unamortized discount	$ 5,800,000
Percent of repayment in quarterly installments		1.00%	100.00%
Repayment of principal in 2019		$ 166,300,000	$ 166,300,000
Variable interest rate	One-month LIBOR
Floor rate	1.00%
Basis points	10.00%